NOTE 14 ASSET RETIREMENT OBLIGATIONS (Detail) - Schedule of Chage in Asset Retirement Obligation (USD $)	6 Months Ended	12 Months Ended		102 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Asset retirement obligation	$ 171,618	$ 5,147
Accretion Expense	243	513	243	756
Revisions to asset retirement obligation	(166,714)	(76)	(166,714)	(166,790)
Asset retirement obligation	$ 5,147	$ 5,584	$ 5,147	$ 5,584